Average Annual Total Returns{- Franklin Growth Allocation Fund} - Franklin Fund Allocator Series FAS-26 - Franklin Growth Allocation Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 1 year		MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 5 years		MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 10 years		MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 10 years		Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	Linked Franklin Growth Allocation Fund Benchmark-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 1 year	Linked Franklin Growth Allocation Fund Benchmark-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 5 years	Linked Franklin Growth Allocation Fund Benchmark-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 10 years
Total	8.25%	9.22%	7.58%	6.76%	7.41%	6.26%	5.62%	6.96%	5.86%	12.74%	9.64%	7.38%	14.30%	10.19%	7.92%	15.06%	10.88%	9.36%	[1]	14.90%	10.74%	8.47%	16.25%	[2]	12.25%	[2]	9.13%	[2]	16.82%	[2]	12.85%	[2]	9.71%	[2]	9.02%	4.99%	2.98%	15.20%	10.94%	9.37%

[1]	1. Since inception May 1, 2013.
[2]

2. The MSCI All Country World Index-NR (net of taxes on dividends) is replacing the MSCI All Country World Index (gross of taxes on dividends) as the primary benchmark, the investment manager believes that the actual withholding rates for the Fund are closer to the assumptions of the MSCI All Country World Index-NR (net of taxes on dividends).